Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings
Schedule of external debt classification

	2025	2024
	$’m	$'m
Non-current
Senior Notes	1,965.5	2,164.2
Debentures and bank term loans(a)	876.5	1,055.0
	2,842.0	3,219.2

Current
Senior Notes	218.4	19.3
Debentures and bank term loans(a)	77.2	102.6
Letters of credit	0.1	6.8
	295.7	128.7

Total borrowings	3,137.7	3,347.9
Borrowings classified as held for sale (see note 32.2)	96.7	–
	3,234.4	3,347.9
(a)	Deposits pledged as security included in the amounts above are: current $nil (2024: $12.1 million) and non-current $7.3 million (2024: $23.4 million)

Schedule of reconciliation of debt

	2025	2024
	$’m	$’m

At January 1	3,347.9	3,510.8
Interest expense(a)	291.4	360.0
Interest paid	(309.0)	(327.0)
Proceeds received from issuance of borrowings (net of transaction costs)	195.9	2,209.1
Repayment of borrowings	(386.9)	(2,149.3)
Bank overdraft	—	(0.7)
Other transaction costs(a)	(20.9)	(10.6)
Disposal of subsidiary	—	(53.1)
Reclassified to held for sale (see note 32.2)	(96.7)	—
Exchange differences	116.0	(191.3)
At December 31	3,137.7	3,347.9

(a)	Latam disposal groups were classified as held for sale at December 31, 2025 and the Latam segment was presented as a discontinued operation. Amounts above include Latam up until its reclassification to held for sale. See note 32 for more information.

Schedule of debt by debt instrument

Borrowings comprised the following:

	Principal
	amount					Carrying amount
	December 31,		Issue	Maturity		December 31,	December 31,
	2025	Currency	date	date	Interest rate	2025	2024
						$’m	$’m
Senior Notes
IHS Holding Limited	200.0M	USD	Nov'21	Nov'26	5.625%	200.5	200.8
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	500.2	499.4
IHS Holding Limited	550.0M	USD	Nov'24	May'30	7.875%	546.7	545.4
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	645.3	644.2
IHS Mauritius NG Holdco Limited	286.0M	USD	Sep'19	Sep'27	8.000%	290.0	293.7

Debentures
IHS Brasil - Cessão de Infraestruturas S.A.(b)	—	BRL	Sep'23	Aug'31	3.10% + CDI	—	177.6
IHS Brasil - Cessão de Infraestruturas S.A.(b)	—	BRL	Jun'24	Jun'32	2.80% + CDI	—	44.0
I-Systems Soluções de Infraestrutura S.A.(b)	160.0M	BRL	Jun'24	May'32	2.10% + CDI	26.8	24.3

Bank Term Loans
IHS Côte d’Ivoire S.A.	7.0B	XOF	Dec'23	Dec'28	6.50%	12.1	14.4
IHS Côte d’Ivoire S.A.	55.6M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	63.9	75.5
IHS Holding Limited	200.0M	USD	Jun'25	Dec'27	4.85% + 3M SOFR	198.2	—
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	256.8	256.6
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	198.6	175.2
IHS Towers South Africa Proprietary Limited	3.0B	ZAR	May'22	May'29	2.75% + 3M JIBAR	182.4	174.8
IHS Zambia Limited	42.8M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	42.9	62.2
INT Towers Limited	—	NGN	Jan'23	Jan'28	2.50% + MPR	—	91.6
I-Systems Soluções de Infraestrutura S.A.(b)	400.0M	BRL	Oct'22	Oct'30	2.45% - 2.50% + CDI	69.9	61.4

Revolving Credit Facilities and Overdrafts(a)
IHS Holding Limited	300.0M	USD	Jun'25	Sep'28	3.50% + 3M SOFR	—	—
IHS Nigeria Limited	55.0B	NGN	Jan'23	Jan'26	2.50% + MPR	—	—
IHS Cameroon S.A.	10.0B	XAF	Sep'25	Aug'26	5.50%	—	—
IHS Cameroon S.A.	10.0B	XAF	Oct'25	Sep'26	5.50% - 6.00%	—	—

Letters of Credit(a)
IHS Nigeria	356.5M	USD	Feb'22	Mar'26	12.00% - 15.39%	0.1	6.8
						3,234.4	3,347.9
Exclude: Borrowings classified as held for sale (see note 32.2)						(96.7)	–
Borrowings						3,137.7	3,347.9
(a)	Principal amount for revolving credit facilities, overdrafts and letters of credit are the available facilities at December 31, 2025.
(b)	On February 11, 2026, IHS Fiber Brasil – Cessão de Infraestruturas Ltda. entered into a share purchase and sale agreement with TIM S.A., pursuant to which IHS Fiber Brasil – Cessão de Infraestruturas Ltda. agreed to sell its 51.0% stake in I-Systems. Borrowings for this business are presented within liabilities held for sale at December 31, 2025.